INCOME TAXES - Summary of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unrecognized tax benefits
Beginning balance-gross unrecognized tax benefits (UTB’s)	$ 3,404	$ 15,507	$ 17,496
Lapse of statute of limitations			(291)
Tax credit expiration	(160)	(12,103)
Rate change impact			(1,698)
Ending balance—gross unrecognized tax benefits (“UTB”s)	3,244	3,404	15,507
UTB’s as a credit in deferred taxes	(2,347)	(2,347)	(12,905)
Federal benefit of state taxes	(356)	(516)	(2,062)
Unrecognized tax benefits that would impact the annual effective tax rate if recognized	$ 541	$ 541	$ 540